Real Estate Properties - 2016 Acquisition Activities (Details) $ in Thousands		12 Months Ended
	Jul. 06, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) ft² building property	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Number of properties acquired | property			3
Number of buildings acquired | building			5
Rentable area of properties (in square feet) | ft²			830,185
Purchase price			$ 199,304
Land			14,790
Buildings and Improvements			145,006
Other Assumed Assets			2,167
Acquired Leases			37,928
Acquired Lease Obligations			587
Acquisition related costs		$ 0	$ 1,191	$ 811
Office Building
Business Acquisition [Line Items]
Number of buildings acquired | building			5
Sacramento, CA
Business Acquisition [Line Items]
Number of properties acquired | property			1
Number of buildings acquired | building			1
Rentable area of properties (in square feet) | ft²			337,811
Purchase price			$ 79,508
Land			4,688
Buildings and Improvements			61,995
Other Assumed Assets			2,167
Acquired Leases			11,245
Acquired Lease Obligations			587
Atlanta, GA
Business Acquisition [Line Items]
Purchase price			1,670
Land			$ 1,670
Atlanta, GA | Land
Business Acquisition [Line Items]
Purchase price	$ 1,623
Acquisition related costs	$ 47
Rancho Cordova, CA
Business Acquisition [Line Items]
Number of properties acquired | property			1
Number of buildings acquired | building			1
Rentable area of properties (in square feet) | ft²			82,896
Purchase price			$ 13,943
Land			1,466
Buildings and Improvements			8,797
Acquired Leases			$ 3,680
Chantilly, VA
Business Acquisition [Line Items]
Number of properties acquired | property			1
Number of buildings acquired | building			3
Rentable area of properties (in square feet) | ft²			409,478
Purchase price			$ 104,183
Land			6,966
Buildings and Improvements			74,214
Acquired Leases			23,003
Acquired Lease Obligations			$ 0